Stock-Based Incentive Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2022
Stock-Based Incentive Compensation Plans [Abstract]
Compensation Expense By Award Type

	For the Years Ended December 31,
	2022	2021	2020
Stock options	$6	$8	$10
Performance shares	10	18	5
RSUs	35	35	36
Total	$51	$61	$51

Recognized tax benefit	$11	$13	$11

Total unrecognized compensation expense for all stock-based incentive compensation plans

	For the Years Ended December 31,
	2022		2021		2020
		Weighted-		Weighted-		Weighted-
		Average		Average		Average
	Expense	Period	Expense	Period	Expense	Period
Stock options	$11	0.8	$8	0.7	$8	0.7
Performance shares	19	1.2	14	1.2	14	1.3
RSUs	55	1.4	43	1.4	37	1.2
Total unrecognized stock-based
incentive compensation expense	$85		$65		$59

Summary of activity for stock options with service conditions

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding as of December 31, 2021	3,011,536	$59.23
Granted	593,609	55.10
Exercised	(38,374)	54.76
Forfeited or expired	(170,232)	63.19
Outstanding as of December 31, 2022	3,396,539	$58.36	6.09	$-

Vested or expected to vest as of December 31, 2022 (1)	3,238,301	$58.49	5.97	$-

Exercisable as of December 31, 2022	2,476,028	$59.47	5.05	$-

(1)Includes estimated forfeitures.

Summary of activity for stock options with performance conditions

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding as of December 31, 2021	166,278	$58.88
Granted	33,435	60.58
Exercised	(29,931)	63.59
Forfeited or expired	(48,385)	60.49
Outstanding as of December 31, 2022	121,397	$57.55	2.36	$-

Vested or expected to vest as of December 31, 2022 (1)	114,310	$57.34	2.26	$-

Exercisable as of December 31, 2022	97,773	$56.72	1.99	$-

(1) Includes estimated forfeitures.

Summary of activity for performance shares

		Weighted-
		Average
		Grant-Date
	Shares	Fair Value
Outstanding as of December 31, 2021 (1)	630,670	$63.16
Granted	374,128	69.37
Vested	(185,194)	66.89
Forfeited	(72,756)	69.97
Performance adjustment (2)	20,580	66.89
Outstanding as of December 31, 2022 (1)	767,428	$64.61

(1)Represents target award amounts.

(2)Represents the difference between the target shares granted and the actual shares vested based upon the achievement level of performance measures.

Option price assumptions used for stock appreciation rights plan

	For the Years Ended December 31,
	2022	2021	2020
Weighted-average fair value per option granted	$18.13	$17.26	$12.25
Weighted-average assumptions:
Dividend yield	3.2%	3.0%	3.0%
Expected volatility	44.4%	45.0%	30.1%
Risk-free interest rate (1)	1.9-3.8%	0.6-1.0%	0.3-1.4%
Expected life (in years)	5.8	5.8	5.8

(1)Risk-free interest rate expressed as a range and not a weighted average.

Summary of activity for restricted stock units

		Weighted-
		Average
		Grant-Date
	Shares	Fair Value
Outstanding as of December 31, 2021	1,870,556	$59.78
Granted	938,181	65.53
Vested	(713,247)	62.53
Forfeited	(156,341)	62.27
Outstanding as of December 31, 2022	1,939,149	$61.26